Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)			$ 527,000		$ (13,276,000)	$ (45,117,000)		$ (17,971,000)	$ (14,704,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation (income) expense			(40,000)		46,000	50,000		161,000	349,000
Restricted stock compensation (income) expense			(81,000)		64,000	79,000		266,000	308,000
Depreciation expense	$ 100,000	$ 100,000	236,000		127,000	310,000		305,000	617,000
Loss on disposal of equipment			0		20,000	18,000		1,000	15,000
Warrant liability fair value adjustment	(2,513,000)	38,000	(17,209,000)		(1,200,000)	(15,103,000)		(12,780,000)	(564,000)
Gain on warrant extinguishment	0	(9,613,000)	0		(9,613,000)	(9,613,000)		0	0
Non-cash interest income			(1,000)		(1,000)	(1,000)		(1,000)	(1,000)
Debt discount and deferred finance costs amortization						21,544,000		14,268,000	0
Deferred revenue			0		2,000	(32,000)		30,000	0
Loss on debt settlements and extinguishments						29,924,000		0	0
Loss on issuance of financial instrument	2,826,000	0	2,826,000		0
Debt discount amortization			238,000		15,277,000
Changes in assets and liabilities:
Prepaid expenses and other assets			318,000		201,000	7,000		260,000	9,000
Accounts receivable			(163,000)		(94,000)	108,000		(138,000)	(52,000)
Inventories			43,000		(208,000)	(543,000)		95,000	(420,000)
Accounts payable and accrued expenses			3,985,000		628,000	3,180,000		1,507,000	(1,757,000)
Deferred revenue			0		2,000	(32,000)		30,000	0
Other non-current liabilities			44,000		(110,000)	(209,000)		(216,000)	(220,000)
Net cash used in operating activities			(9,277,000)		(8,137,000)	(15,398,000)		(14,213,000)	(16,420,000)
Cash flows from investing activities:
Purchase of property, plant and equipment			(39,000)		(276,000)	(524,000)		(258,000)	(170,000)
Increase in restricted cash						0		(1,087,000)	0
Proceeds from sales of property, plant and equipment						0		0	180,000
Net cash (used in) provided by investing activities			(39,000)		(276,000)	(524,000)		(1,345,000)	10,000
Cash flows from financing activities:
Increase in restricted cash						0		(26,200,000)	0
Net proceeds from the release of restricted cash			263,000		5,954,000	13,120,000		0	0
Net proceeds from sale of Series B and Series C preferred shares						2,310,000		0	0
Net proceeds from convertible note debt financing			2,172,000		0	0		31,226,000	0
Net proceeds from sale of stock			4,210,000		15,000	15,000		2,383,000	8,655,000
Net cash provided by financing activities			6,645,000		5,969,000	15,445,000		7,409,000	8,655,000
Foreign currency effects on cash and cash equivalents			(45,000)		(149,000)	67,000		(49,000)	(107,000)
Increase (decrease) in cash and cash equivalents			(2,716,000)		(2,593,000)	(410,000)		(8,198,000)	(7,862,000)
Cash and cash equivalents:
Beginning of period			3,999,000	$ 1,816,000	4,409,000	4,409,000	$ 4,409,000	12,607,000	20,469,000
End of period	$ 1,283,000	$ 1,816,000	1,283,000	$ 3,999,000	1,816,000	3,999,000		4,409,000	12,607,000
Supplemental non-cash financing activities:
Conversion of convertible notes			0		15,831,000	40,121,000	$ 35,000,000	649,000	0
Fair value of warrants issued			23,532,000		0	16,953,000		28,472,000	4,247,000
Cashless exercise of warrants						2,537,000		0	0
Fair value of warrants exercised			0		19,000,000	2,552,000		726,000	123,000
Deemed dividend						527,000		0	0
Fair value of warrants exercised for cash						19,000		726,000	123,000
Series A and Series B Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares						2,360,000		0	0
Cash paid to redeem preferred shares						(2,360,000)		0	0
Series C Preferred Shares [Member]
Cash flows from financing activities:
Release of restricted cash for redemption of preferred shares						590,000		0	0
Cash paid to redeem preferred shares						(590,000)		0	0
Series C Warrants [Member]
Cash flows from financing activities:
Release of restricted cash for extinguishment of Series C Warrants			0		7,876,000	7,876,000		0	0
Cash paid to extinguish of Series C Warrants			$ 0		$ (7,876,000)	$ (7,876,000)		$ 0	$ 0